Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investments
Schedule of long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	99,338	43,689	6,696
Equity investments – measurement alternative	200,850	142,199	21,793
Held-to-maturity investments	10,502	2,653	406
Other long-term investments	994,922	78,325	12,004
Total	1,305,612	266,866	40,899